Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of lease recorded on the consolidated balance sheets

	December 31,	December 31,
	2019	2020
	US$	US$
Lease Assets
Finance lease assets
Property and equipment, net	22,285,997	20,266,967
Real estate properties held for lease, net	7,020,033	7,370,716
Total	29,306,030	27,637,683
Operating lease ROU assets	11,801,491	8,516,756

Lease Liabilities
Current
Current portion of finance lease	6,409,827	1,685,850
Current portion of operating lease	4,873,897	5,298,153
Total	11,283,724	6,984,003
Non-current
Finance lease, net of current portion	3,839,456	—
Operating lease, net of current portion	6,348,249	3,159,780
Total	10,187,705	3,159,780

Schedule of components of lease expense

	Year ended	Year ended
	December 31,	December 31,
	2019	2020
	US$	US$
Operating lease cost:
Operating lease cost	6,480,093	6,487,116
Short-term lease cost	2,612,901	1,384,416
Finance lease cost:
Amortization of ROU assets	2,465,268	3,494,618
Interest on the lease liabilities	1,019,758	489,581

Total lease cost	12,578,020	11,855,731

Schedule of supplemental cash flow information

	Year ended	Year ended
	December 31,	December 31,
	2019	2020
	US$	US$
Operating cash flows for operating leases	6,275,565	6,354,922
Operating cash flows for finance leases	1,393,198	155,188
Financing cash flows for finance leases	6,135,547	8,476,338

Schedule of operating lease liabilities

	December 31,
	2020
	Finance Leases	Operating Leases
	US$	US$
Year ending December 31, 2021	1,749,669	5,639,638
Year ending December 31, 2022	—	2,219,038
Year ending December 31, 2023	—	1,169,276
Year ending December 31, 2024	—	—
Total lease payments	1,749,669	9,027,952
Less: imputed interest	(63,819)	(570,019)
Present value of lease liabilities	1,685,850	8,457,933

Schedule of weighted average remaining lease term and discount rate information

	December	December
	31,	31,
	2019	2020
Weighted-average remaining lease term (years)
Operating leases	2.32	1.99
Finance leases	1.63	0.91
Weighted-average discount rate
Operating leases	4.35%	6.91%
Finance leases	8.05%	6.95%